EARNINGS (LOSS) PER SHARE - Reconciliation of Net Income (Loss) From Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations									$ (2,849)	$ (3,083)
Income from discontinued operations, net of income taxes (Note 4)	$ 0	$ 0	$ 0	$ 0	$ 1,043	$ (442)	$ 838	$ 477	0	1,916
Net loss attributable to Dell Technologies Inc.	$ (100)	$ (846)	$ (732)	$ (1,171)	$ (85)	$ (1,742)	$ 574	$ 86	(2,849)	(1,167)
Class V Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations									331	296
DHI Group
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations									$ (3,180)	$ (3,379)